INVENTORIES - Balances (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Inventory [Table]
Finished goods
Work in process	93,325	93,964
Spare parts and other	931,052	897,531
Expected credit losses	(95,053)	(105,989)
Inventories	5,946,948	5,728,261
Inventory [Line Items]
Expected credit losses	(95,053)	(105,989)
Pulp | Domestic (Brazil)
Inventory [Table]
Finished goods	576,774	616,557
Pulp | Foreign
Inventory [Table]
Finished goods	1,271,335	1,440,207
Paper | Domestic (Brazil)
Inventory [Table]
Finished goods	569,771	359,322
Paper | Foreign
Inventory [Table]
Finished goods	137,653	201,868
Wood
Inventory [Table]
Work in process	1,666,817	1,492,661
Operating supplies and packaging
Inventory [Table]
Work in process	R$ 795,274	R$ 732,140